Federated Hermes SDG Engagement High Yield Credit Fund
Portfolio of Investments
May 31, 2026 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—77.2%
		Auto Parts & Equipment—1.1%
EUR 300,000		IHO Verwaltungs GmbH, Secured Note, 144A, 5.625%, 5/15/2031	$ 359,996
$ 200,000		IHO Verwaltungs GmbH, Secured Note, 144A, 7.375%, 5/15/2033	205,912
550,000		Qnity Electronics, Inc., Sr. Secd. Note, 144A, 5.750%, 8/15/2032	554,270
EUR 700,000	[1]	Stellantis NV, 6.875, 12/16/2033	811,678
100,000		Valeo SE, Sr. Unsecd. Note, Series EMTN, 4.625%, 3/23/2032	116,008
		TOTAL	2,047,864
		Automotive—1.3%
400,000		Energizer Gamma Acquisition BV, Sr. Unsecd. Note, REGS, 3.500%, 6/30/2029	450,360
$ 900,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	850,651
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.350%, 1/8/2031	448,305
900,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	782,535
		TOTAL	2,531,851
		Banking—9.2%
EUR 1,000,000	[1]	ABN Amro Bank NV, Jr. Sub. Note, 4.750%, 9/22/2027	1,172,881
$ 300,000	[1]	Akbank T.A.S., Jr. Sub. Note, 144A, 7.950%, 2/19/2031	289,603
200,000		Akbank T.A.S., Sr. Unsecd. Note, REGS, 7.498%, 1/20/2030	205,276
400,000		Akbank TAS - Old, Sub., REGS, 7.875%, 9/4/2035	400,765
EUR 500,000		Alpha Bank SA, Sr. Pfd., 2.500%, 3/23/2028	580,172
400,000		Alpha Bank SA, Sub. Note, Series EMTN, 4.308%, 7/23/2036	466,604
200,000		Australia & New Zealand Banking Group Ltd., Sub., Series EMTN, 5.101%, 2/3/2033	239,524
$ 600,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 5.500%, 1/27/2031	595,800
800,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, REGS, 5.750%, 1/22/2030	808,040
400,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 8.750%, 5/20/2035	422,262
600,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, REGS, 6.625%, 1/24/2032	579,486
GBP 500,000		Bank of Ireland Group PLC, Sub., Series EMTN, 7.594%, 12/6/2032	693,334
$ 600,000	[1]	Barclays PLC, Jr. Sub. Note, 4.375%, 3/15/2028	583,261
GBP 400,000	[1]	Barclays PLC, Jr. Sub. Note, 8.500%, 6/15/2030	565,169
$ 400,000	[1]	BNP Paribas SA, Jr. Sub. Note, REGS, 4.625%, 2/25/2031	368,183
400,000	[1]	BNP Paribas SA, Jr. Sub. Note, REGS, 7.375%, 9/10/2034	414,752
EUR 400,000		Cellnex Finance Co. SA, Series EMTN, 2.000%, 2/15/2033	417,676
600,000	[1]	Commerzbank AG, Jr. Sub. Note, 4.250%, 10/9/2027	697,458
$ 200,000	[1]	Commerzbank AG, Jr. Sub. Note, Series EMTN, 7.500%, 10/9/2030	208,943
EUR 200,000	[1]	Cooperatieve Rabobank UA, Jr. Sub. Note, 3.250%, 12/29/2026	233,280
200,000	[1]	Cooperatieve Rabobank UA, Jr. Sub. Note, 5.500%, 8/1/2033	236,028
$ 200,000	[1]	Credit Suisse Group AG, Jr. Sub. Note, 144A, 7.125%, 8/10/2034	203,580
GBP 1,100,000		Deuce Finco, Secured Note, REGS, 7.000%, 11/20/2031	1,478,661
EUR 600,000	[1]	Deutsche Bank AG, Jr. Sub. Note, Series ., 7.125%, 10/30/2030	739,311
$ 500,000	[1,2]	First Citizens Bancshares, Inc., Jr. Sub. Note, Series B, 7.907% (CME Term SOFR 3 Month +4.233%), 1/4/2027	502,500
500,000	[1]	ING Groep N.V., Jr. Sub. Note, Series NC10, 4.250%, 5/16/2031	453,185
EUR 730,000	[1]	Intesa Sanpaolo SpA, Jr. Sub. Note, 4.125%, 2/27/2030	832,633
$ 600,000		Itau Unibanco Holding SA/Cayman Island, Sr. Unsecd. Note, REGS, 6.000%, 2/27/2030	620,595
1,000,000	[1]	NatWest Markets plc, Jr. Sub. Note, 4.600%, 6/28/2031	917,054
400,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.375%, 2/10/2031	365,661

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$ 200,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.875%, 2/12/2027	$ 199,950
200,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 7.125%, 8/10/2034	203,580
EUR 600,000	[1]	UniCredit SpA, Jr. Sub. Note, Series EMTN, 3.875%, 6/3/2027	697,742
200,000	[1]	UniCredit SpA, Jr. Sub. Note, Series EMTN, 5.800%, 12/3/2035	232,696
		TOTAL	17,625,645
		Basic Industries—14.0%
$ 1,525,000		Alcoa Nederland Holding B.V., Sr. Unsecd. Note, 144A, 4.125%, 3/31/2029	1,488,627
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	183,658
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, REGS, 5.500%, 5/2/2033	204,754
1,250,000		Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	1,142,569
1,400,000		Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	1,337,091
EUR 300,000		Celanese US Holdings LLC, Sr. Unsecd. Note, 5.000%, 4/15/2031	352,817
$ 600,000		Celanese US Holdings LLC, Sr. Unsecd. Note, 7.375%, 2/15/2034	627,052
300,000		Cemex S.A.B. de C.V., REGS, 3.875%, 7/11/2031	282,060
400,000	[1]	Cemex S.A.B. de C.V., Sub. Note, 7.200%, 6/10/2030	412,060
200,000	[1]	Cemex S.A.B. de C.V., Sub., REGS, 5.125%, 6/28/2026	199,724
500,000	[1]	Cemex SAB de CV, Sub. Deb., REGS, 7.200%, 6/10/2030	515,075
300,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 4.950%, 6/1/2043	273,138
45,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	44,916
520,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	505,891
24,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	24,293
600,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	616,600
GBP 477,000		Edge Finco PLC, Sec. Fac. Bond, 144A, 8.125%, 8/15/2031	662,487
300,000		Edge Finco PLC, Secured Note, REGS, 8.125%, 8/15/2031	416,659
$ 600,000		FMG Reources, Sr. Unsecd. Note, 144A, 4.375%, 4/1/2031	573,351
300,000		FMG Reources, Sr. Unsecd. Note, 144A, 6.125%, 4/15/2032	310,890
420,000		Huntsman International LLC, Sr. Unsecd. Note, 2.950%, 6/15/2031	363,136
500,000		Huntsman International LLC, Sr. Unsecd. Note, 5.700%, 10/15/2034	474,811
600,000		IHS Holding Ltd., Sr. Secd. Note, REGS, 7.875%, 5/29/2030	620,120
400,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 7.875%, 5/29/2030	413,416
EUR 800,000		InPost S.A., Sr. Unsecd. Note, REGS, 4.000%, 4/1/2031	921,067
$ 695,000		KB HOME, Sr. Unsecd. Note, 4.000%, 6/15/2031	647,442
4,000		KB HOME, Sr. Unsecd. Note, 4.800%, 11/15/2029	3,927
500,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 3.875%, 8/15/2031	455,047
300,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 4.750%, 1/30/2030	289,735
EUR 419,000		Novelis Sheet Ingot Gmbh, Sr. Unsecd. Note, REGS, 3.375%, 4/15/2029	480,824
$ 200,000		Olympus Water US Holding Corp., Secured Note, 144A, 7.250%, 2/15/2033	197,843
EUR 1,100,000		Olympus Water US Holding Corp., Sr. Unsecd. Note, REGS, 5.375%, 10/1/2029	1,234,340
$ 300,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, 144A, 6.800%, 5/13/2030	301,875
500,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 2.875%, 5/11/2031	416,114
400,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 6.800%, 5/13/2030	402,500
EUR 205,000		PAPREC HOLDING SA, Sec. Fac. Bond, 144A, 4.500%, 7/15/2032	242,221
900,000		PAPREC HOLDING SA, Sr. Secd. Note, REGS, 4.500%, 7/15/2032	1,063,410
400,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 3.625%, 3/15/2028	443,893
300,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 4.500%, 3/15/2032	302,734
$ 200,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 7.500%, 6/15/2032	199,250
1,500,000		SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	1,398,698
200,000		Standard Building Solutions Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2034	195,139

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industries—continued
$ 435,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	$ 396,267
500,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	501,122
200,000		Summit Digitel Infrastructure, 144A, 2.875%, 8/12/2031	180,500
400,000	[3]	Summit Digitel Infrastructure, C Bond, REGS, 2.875%, 8/12/2031	361,000
1,150,000		Suzano Austria GmbH, Sr. Unsecd. Note, Series DM3N, 3.125%, 1/15/2032	1,026,207
100,000		Suzano Netherlands Bv, Sr. Unsecd. Note, 5.500%, 1/15/2036	97,309
1,111,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., Sr. Unsecd. Note, 144A, 5.125%, 8/1/2030	1,100,653
1,100,000		TopBuild Corp., Sr. Unsecd. Note, 144A, 5.625%, 1/31/2034	1,111,250
900,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2034	895,705
		TOTAL	26,911,267
		Capital Goods—3.5%
EUR 193,000		Ardagh Metal Packaging, Secured Note, 144A, 5.000%, 1/30/2031	225,750
200,000		Ardagh Metal Packaging, Secured Note, REGS, 5.000%, 1/30/2031	233,938
$ 200,000		Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	189,872
EUR 700,000		Ardagh Metal Packaging, Sr. Unsecd. Note, REGS, 3.000%, 9/1/2029	776,549
$ 825,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	751,029
600,000		Ball Corp., Sr. Unsecd. Note, 5.500%, 9/15/2033	604,126
300,000		Berry Global, Inc., 1.650%, 1/15/2027	295,162
50,000		Berry Global, Inc., 5.650%, 1/15/2034	51,143
EUR 300,000		Berry Global, Inc., Sec. Fac. Bond, REGS, 1.500%, 1/15/2027	347,004
156,000		Crown European Holdings SA, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2030	186,781
$ 250,000		Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 3.200%, 1/12/2031	225,980
800,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	723,136
EUR 1,100,000		Progroup Ag, Sec. Fac. Bond, REGS, 5.375%, 4/15/2031	1,298,729
650,000		Rexel S.A., Sr. Unsecd. Note, 2.125%, 12/15/2028	734,394
		TOTAL	6,643,593
		Commercial Services—0.4%
600,000		Kapla Holding SAS, Secured Note, 144A, 5.125%, 4/30/2032	701,976
		Consumer Cyclicals—5.7%
$ 1,200,000		Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	1,245,240
650,000		American Axle & Manufacturing, Inc., 144A, 7.750%, 10/15/2033	652,230
129,000		American Axle & Manufacturing, Inc., Sr. Sub. Secd. Note, 5.000%, 10/1/2029	126,290
EUR 1,100,000		Azelis Finance NV, 4.125%, 3/10/2031	1,275,739
GBP 211,000		Boots Group Finco LP, Sec. Fac. Bond, Series 144*, 7.375%, 8/31/2032	292,224
800,000		Boots Group Finco LP, Secured Note, REGS, 7.375%, 8/31/2032	1,107,958
EUR 600,000		Clarios Global LP / Clarios US Finance Co, Sr. Secd. Note, 4.750%, 6/15/2031	700,360
$ 600,000		Clarios Global LP, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2032	615,102
EUR 1,100,000		ELIOR Group Sa, Sr. Unsecd. Note, 5.625%, 3/15/2030	1,277,980
$ 400,000		Forvia SE, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2033	402,868
EUR 800,000		V.F. Corp., Sr. Unsecd. Note, 0.625%, 2/25/2032	757,487
$ 250,000		V.F. Corp., Sr. Unsecd. Note, 2.950%, 4/23/2030	226,466
1,000,000		Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	908,607
1,400,000		Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	1,398,920
		TOTAL	10,987,471
		Consumer Goods—0.7%
400,000		Arcelik AS, Sr. Unsecd. Note, 8.500%, 9/25/2028	414,813
130,000		Post Holdings, Inc., 144A, 6.375%, 3/1/2033	129,746
433,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	406,665

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Goods—continued
$ 338,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	$ 329,137
		TOTAL	1,280,361
		Consumer Non-Cyclical—4.5%
EUR 405,000		Froneri Lux Finco Sarl, Sec. Fac. Bond, 144A, 4.750%, 8/1/2032	457,920
700,000		Froneri Lux Finco Sarl, Secured Note, REGS, 4.750%, 8/1/2032	791,466
$ 1,000,000		Industrial F&B Investments III, Inc., 144A, 7.750%, 2/11/2033	1,020,758
EUR 1,000,000	[2]	Irca Spa, Secured Note, REGS, 5.900% (3-month EURIBOR +3.750%), 12/15/2029	1,180,135
319,000		Opal Bidco SAS, Sec. Fac. Bond, 144A, 5.500%, 3/31/2032	380,955
900,000		Opal Bidco SAS, Sec. Fac. Bond, REGS, 5.500%, 3/31/2032	1,074,796
400,000		Schaeffler AG, Sr. Unsecd. Note, Series EMTN, 4.500%, 3/28/2030	470,872
400,000		Schaeffler AG, Sr. Unsecd. Note, Series EMTN, 4.500%, 5/12/2032	460,981
$ 195,000		SV RNO Property Owner 1 LLC, Sr. Secd. Note, REGS, 5.875%, 3/1/2031	192,669
EUR 499,000		Techem Verwaltungsgesell, Sec. Fac. Bond, 144A, 4.625%, 7/15/2032	581,391
600,000		Techem Verwaltungsgesell, Sr. Secd. Note, REGS, 4.625%, 7/15/2032	699,067
$ 1,400,000		US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	1,398,736
		TOTAL	8,709,746
		Energy—2.7%
150,000		Aker BP ASA, Sr. Unsecd. Note, 144A, 5.125%, 10/1/2034	147,986
600,000		Aker BP ASA, Sr. Unsecd. Note, REGS, 3.750%, 1/15/2030	579,338
GBP 400,000	[1]	BP Capital Markets PLC, Jr. Sub. Note, 4.250%, 3/22/2027	534,494
100,000		BP Capital Markets PLC, Sr. Unsecd. Note, Series EMTN, 5.067%, 9/12/2036	130,664
$ 589,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	554,868
591,000		Greenko Wind Projects (Mauritius) Ltd., Sr. Unsecd. Note, 144A, 7.250%, 9/27/2028	597,373
197,000		Greenko Wind Projects (Mauritius) Ltd., Sr. Unsecd. Note, REGS, 7.250%, 9/27/2028	199,124
550,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	549,036
250,000		ONEOK, Inc., Sr. Unsecd. Note, 5.050%, 4/1/2045	220,120
275,000		ONEOK, Inc., Sr. Unsecd. Note, 5.450%, 6/1/2047	252,326
32,000		ONEOK, Inc., Sr. Unsecd. Note, 5.600%, 4/1/2044	30,250
1,350,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	1,321,771
		TOTAL	5,117,350
		Financial Services—1.5%
1,000,000		FIBRA Prologis - Old, Sr. Unsecd. Note, 144A, 5.625%, 1/14/2038	966,130
600,000	[1]	ING Groep N.V., Jr. Sub. Note, 7.250%, 11/16/2034	628,335
200,000	[1]	Natwest Group plc, Jr. Sub. Deb., 7.300%, 11/19/2034	206,735
1,050,000	[1]	Societe Generale SA, Jr. Sub. Note, 144A, 8.125%, 11/21/2029	1,107,640
		TOTAL	2,908,840
		Food Services—0.2%
500,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.750%, 3/31/2034	482,303
		Health Care—3.9%
519,000		Centene Corp., 2.500%, 3/1/2031	452,407
650,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	564,876
EUR 500,000		Clariane SE, Sr. Unsecd. Note, 6.875%, 4/15/2031	595,951
200,000		Eurofins Scientific SE, Sr. Unsecd. Note, 0.875%, 5/19/2031	205,358
$ 900,000		Fresenius Medical Care US Finance III, Inc., Sr. Unsecd. Note, REGS, 2.375%, 2/16/2031	799,481
EUR 900,000		Grifols Escrow Issuer SA, Sr. Unsecd. Note, REGS, 3.875%, 10/15/2028	1,043,975
$ 150,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	100,823
600,000		HCA, Inc., Sr. Unsecd. Note, 2.375%, 7/15/2031	533,034
EUR 1,050,000		Iqvia, Inc., Sr. Unsecd. Note, REGS, 2.250%, 3/15/2029	1,180,976

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Health Care—continued
$ 899,000		Medline Borrower LP, Sr. Secd. Note, 144A, 3.875%, 4/1/2029	$ 875,385
200,000		Medline Borrower LP/Medline Co-Issuer Inc., 144A, 6.250%, 4/1/2029	205,518
888,000		Tenet Healthcare Corp., 4.375%, 1/15/2030	859,754
		TOTAL	7,417,538
		Insurance—1.3%
GBP 925,000	[1]	Standard Life PLC, Jr. Sub. Note, 5.750%, 4/26/2028	1,220,807
EUR 700,000		UnipolSai Assicurazioni SpA, Sub., Series EMTN, 3.875%, 3/1/2028	823,442
$ 600,000		Zurich Finance Ireland, Sub. Note, Series EMTN, 3.000%, 4/19/2051	536,507
		TOTAL	2,580,756
		Media—3.3%
1,000,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	836,307
200,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.000%, 2/1/2033	195,626
200,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/1/2036	195,435
200,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	175,636
1,450,000		Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	1,373,912
1,200,000		Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	1,190,350
EUR 800,000		United Group B.V., Secured Note, 144A, 6.250%, 1/31/2032	949,670
100,000		United Group B.V., Secured Note, REGS, 6.250%, 1/31/2032	118,709
100,000		United Group B.V., Sr. Secd. Note, 144A, 6.375%, 5/14/2033	118,361
GBP 100,000		Virgin Media O2 V Dac, Sec. Fac. Bond, REGS, 7.875%, 3/15/2032	117,084
$ 200,000		Virgin Media O2 V Dac, Secured Note, 144A, 8.500%, 3/15/2033	172,690
GBP 450,000		Virgin Media O2 V Dac, Sr. Secd. Note, 144A, 7.875%, 3/15/2032	526,878
EUR 200,000		Virgin Media O2 Vendor Financing Notes VII, Sr. Unsecd. Note, 144A, 7.500%, 7/15/2033	203,279
100,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, REGS, 3.375%, 2/28/2030	101,678
		TOTAL	6,275,615
		Packaging—3.1%
341,000		Canpack Group Inc., Sr. Unsecd. Note, 144A, 4.875%, 1/15/2032	404,791
$ 950,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	914,068
467,000		Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	466,036
450,000		Crown Americas LLC, Sr. Unsecd. Note, 5.875%, 6/1/2033	452,832
850,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	797,692
300,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 6.375%, 7/15/2032	302,883
EUR 100,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, REGS, 2.625%, 2/1/2029	112,588
100,000		Graphic Packaging International, LLC, Unsecd. Note, 144A, 2.625%, 2/1/2029	112,588
$ 1,100,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.375%, 6/1/2032	1,057,093
460,000		Sword Purchaser LLC, Secured Note, 144A, 10.500%, 4/15/2034	478,746
EUR 713,000		Sword Purchaser LLC, Secured Note, 144A, 7.250%, 4/15/2033	849,791
		TOTAL	5,949,108
		Real Estate—0.9%
$ 969,000		CANPACK SA and Eastern PA Land Investment Holding LLC, Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	917,218
700,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2031	668,902
81,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2030	80,166
		TOTAL	1,666,286
		Retail—1.1%
1,300,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.625%, 9/15/2029	1,311,327
900,000		Falabella S.A., Sr. Unsecd. Note, REGS, 3.375%, 1/15/2032	810,815
		TOTAL	2,122,142

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Software—0.5%
EUR 600,000		Oak-Eagle AcquireCo, Inc., 144A, 6.250%, 7/1/2033	$ 729,398
$ 300,000		Oak-Eagle AcquireCo, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2034	317,218
		TOTAL	1,046,616
		Technology & Electronics—2.0%
200,000		Dell, Inc., Sr. Unsecd. Note, 5.400%, 9/10/2040	196,767
300,000		Nokia Oyj, Sr. Unsecd. Note, 4.375%, 6/12/2027	299,278
350,000		Nokia Oyj, Sr. Unsecd. Note, 6.625%, 5/15/2039	371,841
EUR 300,000		Nokia Oyj, Sr. Unsecd. Note, Series EMTN, 4.375%, 8/21/2031	364,718
1,200,000		OVH Groupe SAS, Sr. Unsecd. Note, REGS, 4.750%, 2/5/2031	1,400,489
$ 1,200,000		Seagate Data Storage Technology Pte. Ltd., Sr. Note, 4.125%, 1/15/2031	1,150,476
160,000		Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 4.091%, 6/1/2029	156,942
		TOTAL	3,940,511
		Telecommunications—9.0%
EUR 200,000		Cellnex Telecom, SA, Conv. Bond, Series CLNX, 0.750%, 11/20/2031	210,816
$ 500,000		Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	481,698
400,000		Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 9/15/2033	381,782
1,348,000		Fibercop SPA, Sec. Fac. Bond, 144A, 6.000%, 9/30/2034	1,298,681
EUR 100,000		Fibercop SPA, Secured Note, 5.375%, 4/15/2031	120,005
125,000		Fibercop SPA, Series emtn, 2.375%, 10/12/2027	143,820
$ 700,000		HTA Group Ltd, Inc./Mauritius, Sr. Unsecd. Note, 144A, 6.750%, 4/1/2031	711,669
400,000		Iliad Holding Sas, 144A, 7.000%, 4/15/2032	407,380
EUR 900,000		Iliad SA, Sr. Secd. Note, 1.875%, 2/11/2028	1,022,668
400,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series EMTN, 1.750%, 4/19/2031	421,135
400,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series GMTN, 1.625%, 10/21/2028	444,330
134,043		LorcaTelecom Bondco, Term Loan - 1st Lien, REGS, 4.000%, 9/18/2027	156,390
$ 350,000		Millicom International Cellular S.A., Sr. Unsecd. Note, 144A, 7.375%, 4/2/2032	360,616
1,000,000		Millicom International Cellular S.A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	932,306
EUR 1,000,000		Nexans SA, Sr. Unsecd. Note, 4.125%, 5/29/2029	1,180,691
900,000		Odido Group Holding B.V., Sr. Unsecd. Note, REGS, 5.500%, 1/15/2030	1,050,016
500,000		Summer (BC) Holdco B S.a r.l., Sec. Fac. Bond, 144A, 5.875%, 2/15/2030	512,830
700,000		Summer (BC) Holdco B S.a r.l., Secured Note, REGS, 5.875%, 2/15/2030	717,961
205,614		SUMMER BIDCO BV, Unsecd. Note, Series PIYC, 8.875%, 1/31/2031	245,828
$ 1,100,000		SV RNO Property Owner 1 LLC, Secured Note, 144A, 5.875%, 3/1/2031	1,086,851
EUR 800,000		Tdc Brands A/S, Secured Note, 144A, 8.000%, 4/30/2031	935,659
$ 200,000		Telecom Italia Capital SA, Sr. Unsecd. Note, 6.000%, 9/30/2034	203,767
EUR 1,100,000	[1]	Telefonica Europe BV, Jr. Sub. Note, 2.376%, 2/12/2029	1,224,828
$ 172,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	151,625
300,000		T-Mobile USA, Inc., 3.300%, 2/15/2051	198,762
100,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.700%, 1/15/2035	97,051
200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, 144A, 7.375%, 5/20/2029	204,428
400,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 6.950%, 10/7/2032	395,112
400,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 7.375%, 5/20/2029	408,855
GBP 449,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, REGS, 4.500%, 7/15/2031	506,052
$ 900,000		VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	782,067
400,000		VZ Secured Financing B.V., Sr. Secd. Note, 144A, 7.500%, 1/15/2033	385,017
		TOTAL	17,380,696
		Transportation—0.2%
450,000		GB Ait Buyer, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/30/2034	450,930

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—7.1%
$ 457,000		AES Corp., Sr. Unsecd. Note, 2.450%, 1/15/2031	$ 409,715
493,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	459,628
825,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 1/15/2032	757,059
300,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2034	298,423
EUR 950,000		ContourGlobal Power Holdings SA, Secured Note, 144A, 4.375%, 7/31/2031	1,080,285
500,000		ContourGlobal Power Holdings SA, Secured Note, REGS, 4.375%, 7/31/2031	568,571
800,000	[1]	EDP, S.A., Jr. Sub. Note, Series NC8, 1.875%, 6/14/2029	872,328
400,000		EDP, S.A., Sr. Sub., 4.625%, 9/16/2054	471,711
900,000	[1]	Enel SpA, Jr. Sub. Note, Series 9.5Y, 1.875%, 6/8/2030	958,028
300,000	[1]	Enel SpA, Sub. Note, Series., 4.500%, 10/14/2034	341,198
$ 304,000		Greenko Power II Ltd., Sr. Unsecd. Note, REGS, 4.300%, 12/13/2028	291,250
GBP 800,000		Orsted A/S, Sub., Series GBP, 2.500%, 2/18/3021	840,725
$ 1,500,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,449,253
1,300,000		TransAlta Corp., Sr. Unsecd. Note, 5.875%, 2/1/2034	1,286,155
EUR 900,000	[1]	Veolia Environnement SA, Jr. Sub. Note, Series ., 2.500%, 1/20/2029	1,010,158
$ 1,300,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 4.375%, 5/1/2029	1,275,704
200,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.750%, 4/15/2034	211,327
1,000,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	1,075,274
		TOTAL	13,656,792
		TOTAL CORPORATE BONDS (IDENTIFIED COST $143,766,847)	148,435,257
		U.S. TREASURIES—19.3%
10,101,400	[4,5]	United States Treasury Bill, 0.000%, 8/6/2026	10,034,362
14,700,000	[4,5]	United States Treasury Bill, 0.000%, 3/18/2027	14,275,789
12,800,000		United States Treasury Note, 3.750%, 8/15/2027	12,772,000
		TOTAL U.S. TREASURIES (IDENTIFIED COST $36,959,993)	37,082,151
		EXCHANGE-TRADED FUND—0.1%
3,441		iShares iBoxx High Yield Corporate Bond ETF (IDENTIFIED COST $276,622)	276,347
		TOTAL INVESTMENT IN SECURITIES—96.6% (IDENTIFIED COST $181,003,462)	$185,793,755
		OTHER ASSETS AND LIABILITIES - NET—3.4%[6]	6,571,981
		NET ASSETS—100.0%	$192,365,736
At May 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation/ (Depreciation)
Long Futures:
United States Treasury Notes 2 Year Long Futures	5	$1,032,813	September 2026	$494
United States Treasury Notes 5 Year Long Futures	143	$15,331,164	September 2026	$20,374
United States Treasury Notes 10 Year Long Futures	35	$3,843,984	September 2026	$5,977
Short Futures:
Euro-Bobl Short Futures	11	EUR (1,489,736)	June 2026	$20,498
Euro-Bund Short Futures	28	EUR (4,131,056)	June 2026	$48,290
United Kingdom Long Gilt Short Futures	8	GBP (956,044)	September 2026	$(4,859)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$90,774

At May 31, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/17/2026	Northern Trust	2,300,000 EUR	$2,698,231	$(13,526)
6/17/2026	Northern Trust	350,000 GBP	$472,716	$(1,388)
6/17/2026	State Street Bank	400,000 EUR	$462,785	$4,120
6/17/2026	State Street Bank	200,000 EUR	$236,430	$(2,977)
6/17/2026	State Street Bank	1,000,000 EUR	$1,171,659	$(4,396)
6/17/2026	State Street Bank	300,000 EUR	$353,793	$(3,614)
6/17/2026	State Street Bank	750,000 EUR	$873,201	$2,246
Contracts Sold:
6/17/2026	Northern Trust	450,000 EUR	$530,793	$5,524
6/17/2026	Northern Trust	5,500,000 EUR	$6,469,392	$49,445
6/17/2026	Northern Trust	325,000 EUR	$378,810	$(550)
6/17/2026	Northern Trust	650,000 GBP	$879,553	$4,230
6/17/2026	RBC Europe	500,000 EUR	$590,695	$7,064
6/17/2026	State Street Bank	39,950,000 EUR	$46,138,695	$(493,462)
6/17/2026	State Street Bank	800,000 EUR	$937,632	$3,822
6/17/2026	State Street Bank	500,000 EUR	$586,695	$3,063
6/17/2026	State Street Bank	1,200,000 EUR	$1,408,068	$7,352
6/17/2026	State Street Bank	800,000 EUR	$937,940	$4,130
6/17/2026	State Street Bank	100,000 EUR	$117,244	$518
6/17/2026	State Street Bank	350,000 EUR	$412,125	$3,583
6/17/2026	State Street Bank	150,000 EUR	$174,474	$(615)
6/17/2026	State Street Bank	6,650,000 GBP	$8,849,301	$(105,931)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(531,362)
At May 31, 2026, the Fund had the following open swap contracts:
Credit Default Swaps
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2026[7]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
OTC Swap:
JPMorgan	Arcelor Mittal SA	Sell	5.00%	6/20/2031	0.82%	$300,000	$68,109	$60,192	$7,917
JPMorgan	Forvia	Sell	5.00%	6/20/2031	2.30%	$550,000	$74,894	$44,960	$29,934
JPMorgan	ITRX	Sell	5.00%	6/20/2031	2.59%	$13,275,000	$1,614,013	$897,245	$716,768
JPMorgan	Optics	Sell	1.00%	6/20/2031	1.85%	$100,000	$(4,571)	$(7,257)	$2,686
JPMorgan	Telecom Italia SpA	Sell	1.00%	6/20/2031	0.84%	$600,000	$5,202	$(2,775)	$7,977
JPMorgan	Valeo	Sell	1.00%	6/20/2031	1.74%	$600,000	$(23,496)	$(43,170)	$19,674
Morgan Stanley	AXL	Sell	5.00%	6/20/2031	2.96%	$396,000	$33,485	$21,051	$12,434
Morgan Stanley	Ford Motor Co.	Sell	5.00%	6/20/2031	1.40%	$184,000	$28,972	$23,981	$4,991
Morgan Stanley	Goodyear Tire & Rubber Co.	Sell	5.00%	6/20/2031	3.96%	$860,000	$35,816	$31,790	$4,026
Morgan Stanley	Markit CDX North America High Yield Index Series 46	Sell	5.00%	6/20/2031	3.00%	$17,770,500	$1,479,767	$826,796	$652,971
TOTAL CREDIT DEFAULT SWAPS							$3,312,191	$1,852,813	$1,459,378

Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and the value of Swap Contracts are included in “Other Assets and Liabilities—Net.”
1	Perpetual Bond Security. The maturity date reflects the next call date.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2026, these restricted securities amounted to $361,000, which represented 0.2% of net assets.

4	Discount rate at time of purchase.
5	Zero coupon bond.
6	Assets, other than investments in securities, less liabilities.
7
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Additional information on restricted securities held at May 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Summit Digitel Infrastructure, C Bond, REGS, 2.875%, 8/12/2031	11/22/2023	$335,236	$361,000
Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$148,435,257	$—	$148,435,257
U.S. Treasuries	—	37,082,151	—	37,082,151
Exchange-Traded Fund	276,347	—	—	276,347
TOTAL SECURITIES	$276,347	$185,517,408	$—	$185,793,755
Other Financial Instruments:
Assets
Futures Contracts	$95,633	$—	$—	$95,633
Swap Contracts	—	3,340,258	—	3,340,258
Foreign Exchange Contracts	—	95,097	—	95,097
Liabilities
Futures Contracts	(4,859)	—	—	(4,859)
Swap Contracts	—	(28,067)	—	(28,067)
Foreign Exchange Contracts	—	(626,459)	—	(626,459)
TOTAL OTHER FINANCIAL INSTRUMENTS	$90,774	$2,780,829	$—	$2,871,603

The following acronym(s) are used throughout this portfolio:
BOBL	—Bundesobligation
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—Great British Pound
GMTN	—Global Medium Term Note
OTC	—Over-the-Counter
SOFR	—Secured Overnight Financing Rate